Subsequent Events	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
Subsequent Events
Subsequent Events

Note 13—Subsequent Events

On February 21, 2012, the Series B and Series C Warrants to purchase an aggregate of 8,000,000 shares of the Company’s common stock issued in the June Private Placement expired unexercised.

On March 2, 2012, the Company’s stockholders approved the 2011 Plan at the Company’s annual meeting of stockholders.

Note 12—Subsequent Events

On September 27, 2011, the Company granted options to purchase 455,000 shares of the Company’s common stock to employees and a Director.  The employee options have a ten year term, vest annually in equal increments over three years and have an exercise price of $0.40.  The Director options have a ten year term, vest quarterly in equal increments over one year and have an exercise price of $0.40.  The options were granted under the 2011 Stock Incentive Plan.

On September 28, 2011, the Company entered into a First Amendment to Asset Purchase Agreement with Inovio (the “Amendment”).  The Amendment amended and modified the payment terms of the Asset Purchase Agreement dated March 14, 2011.  Prior to the Amendment, the Asset Purchase Agreement required the Company to make a payment of $750,000 to Inovio by September 24, 2011.  Under the Amendment, the Company must make a payment of $100,000 to Inovio on September 30, 2011, with the remaining $650,000 to be paid to Inovio at the earlier of (a) 30 days following the receipt by the Company of aggregate net proceeds of more than $5,000,000 from one or more financings occurring on or after September 30, 2011, or (b) March 31, 2012.  In consideration for the Amendment, the Company issued to Inovio a warrant to purchase 1,000,000 shares of the Company’s common stock.  The warrant has an exercise price of $1.20 per share, is exercisable immediately upon issuance and has an exercise term of five years.  The warrants also contain a mandatory exercise provision allowing the Company to request the exercise of the warrant in whole provided that the Company’s Daily Market Price (as defined in the warrant) is equal to or greater than $2.40 for twenty consecutive trading days.